Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Customer Segment Unit	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Provision for doubtful accounts | $	$ 20	$ 20
Number of major customers | Customer	4
Percentage of revenue contributed by major customers	35.00%
Number of operating segments | Segment	1
Number of reporting units | Unit	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Remaining lease terms	2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Remaining lease terms	9 years